Leases - Schedule of Classification of Lease Liabilities (Details) - CAD ($) $ in Millions	Mar. 29, 2026	Mar. 30, 2025	Mar. 31, 2024
Schedule of Detailed Information About Lease Liabilities [Line Items]
Current lease liabilities	$ 92.8	$ 83.9
Non-current lease liabilities	281.8	246.9
Lease liabilities	374.6	330.8	$ 330.5
Retail stores
Schedule of Detailed Information About Lease Liabilities [Line Items]
Current lease liabilities	77.1	70.3
Non-current lease liabilities	227.3	189.7
Lease liabilities	304.4	260.0	255.7
Manufacturing facilities
Schedule of Detailed Information About Lease Liabilities [Line Items]
Current lease liabilities	7.6	6.1
Non-current lease liabilities	17.0	17.2
Lease liabilities	24.6	23.3	23.8
Other
Schedule of Detailed Information About Lease Liabilities [Line Items]
Current lease liabilities	8.1	7.5
Non-current lease liabilities	37.5	40.0
Lease liabilities	$ 45.6	$ 47.5	$ 51.0